Penn Capital Short Duration High Income Fund
Schedule of Investments
May 31, 2026 (Unaudited)

CORPORATE BONDS - 96.1%	Par	Value
Advertising & Marketing - 1.2%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$ 255,000	$ 248,190

Aerospace & Defense - 0.6%
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)	120,000	122,313

Airlines - 5.7%
Alaska Airlines, Inc., 6.50%, 06/01/2031 (a)	185,000	183,862
American Airlines, Inc., 7.25%, 02/15/2028 (a)	525,000	532,580
United Airlines Holdings, Inc., 5.38%, 03/01/2031	186,000	183,957
VistaJet Malta Finance PLC
9.50%, 06/01/2028 (a)	195,000	194,132
6.38%, 02/01/2030 (a)	70,000	63,846
		1,158,377

Apparel & Textile Products - 1.5%
Crocs, Inc., 4.25%, 03/15/2029 (a)	315,000	305,322

Auto Parts Manufacturing - 0.7%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	135,000	137,277

Automobiles Manufacturing - 0.5%
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028 (a)	108,000	111,004

Banks - 1.5%
Popular, Inc., 7.25%, 03/13/2028	285,000	294,822

Cable & Satellite - 3.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	605,000	599,032
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	25,000	25,068
		624,100

Casinos & Gaming - 2.1%
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	188,000	181,121
Penn Entertainment, Inc., 6.75%, 04/01/2031 (a)	250,000	248,956
		430,077

Chemicals - 2.4%
Celanese US Holdings LLC, 7.55%, 11/15/2030	160,000	170,188
Chemours Co., 5.75%, 11/15/2028 (a)	148,559	148,294
FMC Corp., 8.00%, 06/01/2031 (a)	170,000	177,657
		496,139

Commercial Finance - 2.8%
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	345,000	347,705
TrueNoord Capital DAC, 8.75%, 03/01/2030 (a)	220,000	225,419
		573,124

Consumer Finance - 6.4%
Block, Inc., 5.63%, 08/15/2030 (a)	280,000	281,152
Navient Corp., 6.75%, 06/15/2026	90,000	89,976

OneMain Finance Corp.
6.63%, 01/15/2028	450,000	457,638
7.88%, 03/15/2030	150,000	156,115
6.13%, 05/15/2030	90,000	89,636
SLM Corp., 6.50%, 01/31/2030	210,000	212,715
		1,287,232

Electrical Equipment Manufacturing - 2.8%
Gates Corp., 6.88%, 07/01/2029 (a)	265,000	272,826
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031 (a)	90,000	91,408
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)	195,000	199,373
		563,607

Entertainment Resources - 1.1%
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	225,000	218,957

Exploration & Production - 3.9%
California Resources Corp., 8.25%, 06/15/2029 (a)	143,000	149,195
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	160,000	164,164
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	270,000	271,084
SM Energy Co., 6.75%, 09/15/2026	210,000	210,000
		794,443

Financial Services - 2.1%
PRA Group, Inc., 8.38%, 02/01/2028 (a)	425,000	431,349

Forest & Paper Products Manufacturing - 0.5%
Magnera Corp., 4.75%, 11/15/2029 (a)	115,000	107,652

Hardware - 2.9%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (a)	130,000	136,002
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	210,000	224,518
Seagate Data Storage Technology Pte Ltd., 8.25%, 12/15/2029 (a)	215,000	224,058
		584,578

Health Care Facilities & Services - 8.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	610,000	607,150
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	423,000	422,579
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	275,000	272,603
DaVita, Inc., 4.63%, 06/01/2030 (a)	145,000	140,894
LifePoint Health, Inc., 9.88%, 08/15/2030 (a)	195,000	206,158
		1,649,384

Homebuilders - 4.4%
Ashton Woods USA LLC, 4.63%, 08/01/2029 (a)	310,000	297,455
Beazer Homes USA, Inc., 7.25%, 10/15/2029	225,000	228,672
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (a)	135,000	136,456
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	220,000	219,711
		882,294

Industrial Other - 2.7%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	105,000	108,013
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	310,000	322,112
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	105,000	110,008
		540,133

Internet Media - 1.9%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	380,000	378,573

Leisure Products Manufacturing - 1.2%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	255,000	249,695

Machinery Manufacturing - 1.7%
Titan International, Inc., 7.00%, 04/30/2028	345,000	344,716

Managed Care - 1.4%
Molina Healthcare, Inc., 4.38%, 06/15/2028 (a)	285,000	280,843

Manufactured Goods - 0.9%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	165,000	173,082

Medical Equipment & Devices Manufacturing - 1.2%
Embecta Corp.
5.00%, 02/15/2030 (a)	262,000	202,638
6.75%, 02/15/2030 (a)	40,000	32,859
		235,497

Metals & Mining - 3.6%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	290,000	296,516
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)	205,000	216,083
Eldorado Gold Corp., 6.25%, 09/01/2029 (a)	210,000	210,073
		722,672

Oil & Gas Services & Equipment - 2.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	155,000	163,016
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	265,000	273,043
		436,059

Pharmaceuticals - 1.1%
Harrow, Inc., 8.63%, 09/15/2030 (a)	215,000	217,669

Pipeline - 4.3%
Excelerate Energy LP, 8.00%, 05/15/2030 (a)	270,000	285,883
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	265,000	270,891
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030 (a)	185,000	190,024
Western Midstream Operating LP, 7.25%, 04/01/2030 (a)	125,000	131,638
		878,436

Publishing & Broadcasting - 2.3%
Belo Corp., 7.75%, 06/01/2027	50,000	51,124
Gray Media, Inc., 10.50%, 07/15/2029 (a)	197,000	208,549
Nexstar Media, Inc., 4.75%, 11/01/2028 (a)	205,000	201,799
		461,472

Real Estate - 3.3%
Howard Hughes Corp., 4.38%, 02/01/2031 (a)	175,000	164,486
Newmark Group, Inc., 7.50%, 01/12/2029	255,000	267,112
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	230,000	235,042
		666,640

Restaurants - 1.3%
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)	280,000	266,863

Retail - Consumer Discretionary - 2.4%
Academy Ltd., 5.88%, 05/15/2031 (a)	85,000		85,525
Builders FirstSource, Inc., 5.00%, 03/01/2030 (a)	100,000		97,456
Wayfair LLC, 7.25%, 10/31/2029 (a)	290,000		298,382
			481,363

Retail - Consumer Staples - 1.3%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	260,000		271,543

Software & Services - 2.6%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	250,000		251,441
RingCentral, Inc., 8.50%, 08/15/2030 (a)	160,000		167,772
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	100,000		100,008
			519,221

Supermarkets & Pharmacies - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/2031 (a)	215,000		211,700

Transportation & Logistics - 1.5%
RXO, Inc., 6.38%, 05/15/2031 (a)	100,000		100,519
Wabash National Corp., 4.50%, 10/15/2028 (a)	234,000		199,005
			299,524

Travel & Lodging - 3.1%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	320,000		311,317
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (a)	165,000		169,804
NCL Corp. Ltd., 7.75%, 02/15/2029 (a)	145,000		151,773
			632,894

Utilities - 0.9%
Talen Energy Supply LLC, 6.13%, 05/01/2031 (a)	180,000		179,941
TOTAL CORPORATE BONDS (Cost $19,316,337)			19,468,777

TOTAL INVESTMENTS - 96.1% (Cost $19,316,337)			19,468,777
Other Assets in Excess of Liabilities - 3.9%		0.03917	793,640
TOTAL NET ASSETS - 100.0%			$ 20,262,417

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $16,492,395 or 81.4% of the Fund’s net assets.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Penn Capital Short Duration High Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 19,468,777	$ –	$ 19,468,777
Total Investments	$ –	$ 19,468,777	$ –	$ 19,468,777

Refer to the Schedule of Investments for further disaggregation of investment categories.